FHLB ADVANCES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Balance
2015		$ 7,000
2016	$ 5,000	5,000
Total	$ 5,000	$ 12,000
Rate
2015 (as a percent)		2.24%
2016 (as a percent)	2.55%	2.55%
Total (as a percent)	2.55%	2.37%
Advances collateralized by first mortgage loans under a blanket lien arrangement	$ 72,361	$ 66,402
Additional borrowings	$ 67,361